LONG-TERM BANK LOANS AND BORROWINGS - Bonds (Details) Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)
Bonds and notes
Borrowings and other credit facilities
Total loans and other borrowings	Rp 7,000	Rp 7,478
2015 Bonds
Borrowings and other credit facilities
Total loans and other borrowings	Rp 7,000
Maximum debt to equity ratio	2
Minimum EBITDA to interest ratio	4
Minimum debt service coverage	125.00%
2015 - Series A Bonds
Borrowings and other credit facilities
Total loans and other borrowings	Rp 2,200
Interest rate (as a percent)	9.93%
2015 - Series B Bonds
Borrowings and other credit facilities
Total loans and other borrowings	Rp 2,100
Interest rate (as a percent)	10.25%
2015 - Series C Bonds
Borrowings and other credit facilities
Total loans and other borrowings	Rp 1,200
Interest rate (as a percent)	10.60%
2015 - Series D Bonds
Borrowings and other credit facilities
Total loans and other borrowings	Rp 1,500
Interest rate (as a percent)	11.00%